Pension and Savings Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net periodic pension costs
Settlement Charge	$ 28.3	$ 51.8	$ 32.4
Pension Plans, Defined Benefit [Member]
Components of net periodic pension costs
Service cost for benefits earned	2.1	2.2	2.0
Interest cost on projected benefit obligation	45.4	42.2	46.7
Expected return on plan assets	(54.3)	(59.5)	(63.7)
Amortization of prior service cost	1.3	1.0	1.0
Amortization of actuarial losses	30.2	65.7	48.6
Settlement Charge	8.7	0.0	0.0
Total net periodic postretirement or pension cost	$ 33.4	$ 51.6	$ 34.6